Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 687.6	$ 492.8
Settlement deposits	370.9	393.9
Trade receivables, net	1,701.2	1,126.4
Settlement receivables	161.9	153.7
Other receivables	196.6	31.5
Due from Brazilian venture partner	30.5	33.6
Prepaid expenses and other current assets	262.9	167.0
Deferred income taxes	99.8	67.4
Assets held for sale	0.0	6.8
Total current assets	3,511.4	2,473.1
Property and equipment, net	610.7	483.3
Goodwill	14,744.7	8,877.6
Intangible assets, net	5,159.2	1,268.0
Computer software, net	1,583.6	893.4
Deferred contract costs	253.0	213.2
Other noncurrent assets	406.2	311.9
Total assets	26,268.8	14,520.5
Current liabilities:
Accounts payable and accrued liabilities	1,186.4	730.3
Settlement payables	537.7	558.4
Deferred revenues	615.3	279.4
Current portion of long-term debt	15.3	13.1
Due to Brazilian venture partner	9.2	13.3
Liabilities held for sale	0.0	4.4
Total current liabilities	2,363.9	1,598.9
Long-term debt, excluding current portion	11,497.8	5,054.6
Deferred income taxes	2,658.4	874.4
Due to Brazilian venture partner	24.0	29.6
Deferred revenues	30.4	26.1
Other long-term liabilities	287.5	245.4
Total liabilities	16,862.0	7,829.0
FIS stockholders’ equity:
Preferred stock, $0.01 par value, 200 shares authorized, none issued and outstanding as of December 31, 2015 and 2014	0.0	0.0
Common stock, $0.01 par value, 600 shares authorized, 430.1 and 387.6 shares issued as of December 31, 2015 and 2014, respectively	4.3	3.9
Additional paid in capital	10,209.7	7,336.8
Retained earnings	3,072.9	2,746.8
Accumulated other comprehensive earnings	(279.4)	(107.2)
Treasury stock, $0.01 par value, 105.6 and 102.7 shares as of December 31, 2015 and 2014, respectively, at cost	(3,686.5)	(3,423.6)
Total FIS stockholders’ equity	9,321.0	6,556.7
Noncontrolling interest	85.8	134.8
Total equity	9,406.8	6,691.5
Total liabilities and equity	$ 26,268.8	$ 14,520.5